Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 26, 2021	Feb. 22, 2021
Public Warrants
Debt and Equity Securities, FV-NI [Line Items]
Number of shares issuable per warrant	11,442,389	11,442,389
Warrants exercise price	$ 11.50	$ 11.50			$ 11.50
Cash not received from proceeds of warrants	$ 0.1
Warrants outstanding	0	0	18,175,000
Fair value	$ 77.5	$ 77.5	$ 88.1
Public Warrants | dMY
Debt and Equity Securities, FV-NI [Line Items]
Number of shares issuable per warrant			1
Warrants exercise price	$ 11.50	$ 11.50	$ 11.50
Warrants outstanding			11,500,000
Private Placement Warrants
Debt and Equity Securities, FV-NI [Line Items]
Number of shares issuable per warrant			6,600,000	2,571,808
Warrants outstanding	0	0
Private Placement Warrants | dMY
Debt and Equity Securities, FV-NI [Line Items]
Number of shares in a unit			1
Price per unit			$ 11.50
Number of warrants sold		6,600,000	6,600,000
Warrants outstanding			6,675,000
Working Capital Warrants | dMY
Debt and Equity Securities, FV-NI [Line Items]
Number of warrants sold		75,000	75,000
IPO
Debt and Equity Securities, FV-NI [Line Items]
Number of units issued			23,000,000
Number of shares in a unit			1
Number of warrants in a unit			1
Price per unit			$ 10.00
IPO | dMY
Debt and Equity Securities, FV-NI [Line Items]
Number of units issued		23,000,000	23,000,000
Number of shares in a unit		1	1
Number of warrants in a unit			1
Price per unit	$ 10.00	$ 10.00	$ 10.00
IPO | Public Warrants
Debt and Equity Securities, FV-NI [Line Items]
Number of shares issuable per warrant			1
Warrants exercise price	$ 11.50	$ 11.50	$ 11.50